Note 17: Commitments, Contingencies, and Obligations (Details Textual) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Jul. 31, 2018	Jun. 30, 2011	Mar. 31, 2026	Dec. 31, 2025
Reduction in future payments, Percentage			50.00%	50.00%
Lessee, operating lease, liability, to be paid			$ 23,745	$ 12,156
Lease Commitments [Member]
Lessee, operating lease, liability, to be paid			23,700	9,300
Performance Obligation Commitments [Member]
Surety bonds			227,300	206,300
Letters of credit outstanding, amount			8,000	6,700
Greens Creek [Member]
Contractual obligation			4,300	5,700
Greens Creek [Member] | Purchase Orders and Commitment [Member]
Contractual obligation			8,000	6,100
Lucky Friday [Member]
Contractual obligation			4,300
Lucky Friday [Member] | Purchase Orders and Commitment [Member]
Contractual obligation			8,700	7,100
Keno Hill [Member]
Contractual obligation			4,300
Keno Hill [Member] | Purchase Orders and Commitment [Member]
Contractual obligation			5,000	6,800
Orezone Gold Corporation [Member] | Casa Berardi [Member]
Royalty payments			150,000	150
Minimum [Member] | Orezone Gold Corporation [Member] | Casa Berardi [Member]
Royalty payments			$ 150,000	$ 150,000
Johnny M Mine Area near San Mateo, New Mexico [Member]
Estimated response costs	$ 9,600
Carpenter Snow Creek Superfund Site, Cascade County, Montana [Member]
Estimated response costs		$ 4,500
Estimated future response cost		$ 100,000